MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2020
Disclosure of marketable securities [Abstract]
MARKETABLE SECURITIES
NOTE 4: -      MARKETABLE SECURITIES

	June 30, 2020	December 31, 2019
	Unaudited	Audited

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds – Level 1	$-	$1,042
Corporate bonds and government treasury notes – Level 2	-	1,086

	$-	$2,128

During the six months ended June 30, 2020 and the year ended December 31, 2019, there were no transfers due to the fair value measurement of any financial instrument to or from Levels 1, 2 and 3.